EARNINGS PER SHARE - Components of EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2018	Apr. 30, 2018	Oct. 31, 2016
Basic earnings per share:
Net income available to shareholders	$ 130,653	$ 83,937	$ 202,768
Weighted average number of common shares outstanding, basic (in shares)	129,391,000	126,249,000	126,789,000
Diluted earnings per share:
Interest and other expenses attributable to convertible notes	$ 0	$ 0	$ 7,501
Effect of dilutive share options (in shares)	609,000	335,000	112,000
Effect of dilutive convertible notes (in shares)	0	0	10,476,000
Net income assuming dilution	$ 130,653	$ 83,937	$ 210,269
Weighted average number of shares outstanding, diluted (in shares)	130,000,000	126,584,000	137,377,000
Basic earnings per share (in dollars per share)	$ 1.01	$ 0.67	$ 1.60
Diluted earnings per share (in dollars per share)	$ 1.01	$ 0.66	$ 1.53
Own-share lending arrangement, shares, cancelled (in shares)	700
Total authorized for share lending arrangement (in shares)	11,765,142	11,765,842	11,765,842		7,000,000
Treasury stock, shares, acquired (in shares)	1,095,095	1,095,095
Senior unsecured convertible bonds due 2021
Diluted earnings per share:
Shares loaned to affiliate (in shares)					3,765,842	8,000,000
Interest rate (as a percent)						5.75%
Own share lending arrangement, shares transferred (in shares)	8,000,000
Senior Unsecured Convertible Bonds Due 2023
Diluted earnings per share:
Shares loaned to affiliate (in shares)				3,765,842
Interest rate (as a percent)	4.875%			4.875%
Own share lending arrangement, shares transferred (in shares)	3,765,142	3,765,142